Vessel Sales, Asset Impairments and Provisions - Additional Information - Asset Impairments and Provisions (Detail) $ in Thousands		1 Months Ended		3 Months Ended					12 Months Ended
	Jan. 23, 2014 USD ($) Vessel	Jan. 31, 2016 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Dec. 31, 2015 Vessel	Mar. 31, 2015 Vessel	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Vessel	Sep. 30, 2013 Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($) Vessel	Feb. 28, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Loan loss provisions										$ (2,521)	$ 748
Percentage of ownership in joint venture arrangement				17.62%					17.62%
Write-down charges related to vessels									$ 71,641	$ 4,759	167,605
Interest income from loans							$ 11,200				11,200
VLCC [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel			3							3
Interest income from loans			$ 11,200			$ 11,200
Estimated aggregate fair value of vessels			$ 222,000			222,000
Interest income recognized						$ 15,200
Tanker Investments Limited [Member]
Property, Plant and Equipment [Line Items]
Investment in equity private placement	$ 25,000
Vessels and equipment												$ 163,200
FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Loan loss provisions										$ (2,521)	2,634
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Loan loss provisions											$ 1,900
Conventional Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel										4
Teekay Tankers [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				25.90%					25.90%	26.20%
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Property, Plant and Equipment [Line Items]
Issuance of equity private placement	250,000
Investment in equity private placement	$ 25,000
Percentage of ownership in joint venture arrangement	20.00%
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel	4
Teekay Tankers [Member] | Conventional Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel									1
Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description									During 2015, the carrying values of two of Teekay Offshore's 2000s-built conventional tankers and seven of Teekay Offshore's 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2015.
Ownership percentage				37.00%					37.00%	27.30%
Teekay Offshore [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description									During 2014, the carrying value of one of Teekay Offshore's 1990s-built shuttle tanker was written down to its estimated fair value, using an appraised value. The write-down was the result of the tanker coming off charter and the expectation that it would be re-chartered at a lower rate.
Teekay Offshore [Member] | Impaired Asset [Member] | Recontracting [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description									During the third quarter of 2013, four of these six shuttle tankers were written down as the result of the re-contracting of one of the vessels at lower rates than expected during the third quarter of 2013, the cancellation of a short-term contract which occurred in September 2013 and a change in expectations for the contract renewal for two of the shuttle tankers.
Teekay Offshore [Member] | Impaired Asset [Member] | Contract Renewal [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description									In the fourth quarter of 2013, the remaining two of the six shuttle tankers were written down due to a cancellation in their contract renewal.
Teekay Offshore [Member] | Subsequent Events [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of assets		$ 5,100
Teekay Offshore [Member] | Offshore Logistics [Member] | 1990-built Shuttle Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels										$ 4,800
Number of vessels | Vessel											6
Write-down charges related to vessels											$ 76,800
Teekay Offshore [Member] | Offshore Logistics [Member] | 1990-built Shuttle Tankers [Member] | Minimum [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							50.00%				50.00%
Teekay Offshore [Member] | Offshore Logistics [Member] | 1990-built Shuttle Tankers [Member] | Maximum [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							67.00%				67.00%
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				5						1
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Contract Termination [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel								4
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Recontracting [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel								1
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Contract Renewal [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel								2
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					1				7
Teekay Offshore [Member] | Offshore Logistics [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Minimum [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel							2
Teekay Offshore [Member] | Offshore Logistics [Member] | Restructuring [Member] | 1990-built Shuttle Tankers [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					1
Teekay Offshore [Member] | Offshore Logistics [Member] | Four Shuttle Tankers [Member] | 1990-built Shuttle Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel											4
Write-down charges related to vessels											$ 56,500
Teekay Offshore [Member] | Offshore Logistics [Member] | Subsequent Events [Member] | Impaired Asset [Member] | 1990-built Shuttle Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		1
Teekay Offshore [Member] | Conventional Tankers [Member] | 2000- built Conventional Tanker [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									$ 3,900
Teekay Offshore [Member] | Conventional Tankers [Member] | Impaired Asset [Member] | 2000- built Conventional Tanker [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel									2
Teekay Offshore [Member] | Seven Shuttle Tankers [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									$ 66,700
Teekay Offshore [Member] | Five Shuttle Tankers [Member] | 1990-built Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life									17 years 6 months
Teekay Parent [Member] | Conventional Tankers [Member] | Suezmax Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Write-down charges related to vessels											$ 90,800
Teekay Parent [Member] | Conventional Tankers [Member] | Impaired Asset [Member] | Suezmax Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel											4